Thrivent Core International Equity Fund Average Annual Total Returns		12 Months Ended	60 Months Ended	98 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI All Country World Index ex-USA - USD Net Returns(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		32.39%	7.91%	7.11%
MSCI EAFE Index - USD Net Returns(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		31.22%	8.92%	7.49%
None
Prospectus [Line Items]
Average Annual Return, Percent		30.69%	9.43%	6.71%
Performance Inception Date	Nov. 14, 2017
None | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		27.78%	8.09%	5.58%
None | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		19.68%	7.13%	5.03%